Stock-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	0
SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend accrual compensation expense		$ 15,000,000
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized dividend accretion and interest	$ 0	$ 4,000,000	$ 1,000,000